UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2011




[LOGO OF USAA]
   USAA(R)





                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

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       SEMIANNUAL REPORT
       USAA TAX EXEMPT SHORT-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2011

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

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PRESIDENT'S MESSAGE

"THE RALLY IN MUNICIPAL BONDS SHOULD REMIND
US ALL THAT IT'S ALMOST IMPOSSIBLE TO              [PHOTO OF DANIEL S. McNAMARA]
ANTICIPATE THE SHORT-TERM MOVEMENTS OF THE
FINANCIAL MARKETS."

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NOVEMBER 2011

Investors found plenty to worry about during the reporting period. When the six-month period began, 10-year U.S. Treasury rates were around 3.5% and were widely expected to increase. Political unrest in the Middle East, which had emerged in Tunisia, was spreading to other nations in North Africa. In March, Japan had suffered a devastating earthquake and tsunami. The terrible toll on human life and on that nation's infrastructure, which included emergencies at some nuclear power plants, resulted in supply disruptions and seemed likely to have an adverse effect on companies that did business in or with Japan.

A steady stream of bad news also continued to flow out of the European Union
(EU). Some EU peripheral nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. Meanwhile, U.S. legislators were engaged in a contentious debate about whether to raise the nation's debt ceiling. Shortly after a compromise agreement was reached, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+.

However, despite the gravity of these events, I believe they were of less significance than the slowdown in global economic growth. As economic conditions weakened in the U.S., Europe and China, some observers began to speculate about the possibility of a new recession. The European debt crisis only seemed to exacerbate their fears. A permanent solution remains elusive, although EU policymakers and the International Monetary Fund continue looking for one. In my opinion, a positive outcome appears less and less likely. Furthermore, the health of the entire global financial system has been stressed by the EU's fiscal challenges.

Against this backdrop, the tax-exempt bond market sustained a strong rally. In the fourth quarter of 2010, the municipal market had been roiled by

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

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negative media reports about state and municipal credit quality. Some pundits even went on record predicting massive bond defaults, an opinion we did not share. Our confidence has been well-rewarded. The USAA tax-exempt bond funds performed well during the reporting period as interest rates fell (as interest rates fall, bond prices increase) and state and local governments started on a path of fiscal restraint. Municipalities are working to raise revenue, cut spending, trim payrolls, and renegotiate their long-term commitments with their employees. While the process can be very painful for residents, these efforts are positive from a credit perspective.

The rally in municipal bonds should remind us all that it's almost impossible to anticipate the short-term movements of the financial markets. Investors who believed the gloomy predictions of the pundits may have sold some or all of their municipal holdings during the fourth quarter decline only to watch the rally, which began in January 2011, pass them by. In my opinion, a long-term strategy -- and the patience to see it through -- is the best chance of maximizing investment returns.

At USAA Investment Management Company, we continue to believe that tax-exempt investments have a place in a diversified portfolio. Rest assured our municipal bond managers and analysts will maintain a disciplined approach to managing the USAA tax-exempt funds, focusing on income generation while attempting to select investments that adequately compensate our shareholders for the risks they are assuming.

On behalf of all of us here, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes. o Investing in securities products involves risk, including possible loss of principal. o DIVERSIFICATION IS A TECHNIQUE TO HELP REDUCE RISK. THERE IS NO ABSOLUTE GUARANTEE THAT DIVERSIFICATION WILL PROTECT AGAINST A LOSS OF INCOME. o CDs are insured by the FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in bond fund will fluctuate with changes in market conditions so that shares, when redeemed, may be worth more or less than original cost. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the these funds. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        34

    Financial Statements                                                     36

    Notes to Financial Statements                                            39

EXPENSE EXAMPLE                                                              52

ADVISORY AGREEMENT                                                           54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

REGINA SHAFER, CPA, CFA                                 [PHOTO OF REGINA SHAFER]
USAA Investment Management Company

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o   HOW DID THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND SHARES) PERFORM
    DURING THE REPORTING PERIOD?

    The Fund Shares provided a total return of 2.94% versus an average return of 1.64% for the 90 funds in the Lipper Short Municipal Debt Funds Average. This compares to returns of 1.71% for the Lipper Short Municipal Debt Funds Index and 7.85% for the Barclays Capital Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 2.65%, compared to the Lipper category average of 1.45%.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    During the six-month reporting period, the tax-exempt bond market extended the rally that began in January. As usual, supply and demand factors drove performance. New issue supply was light, in part because budget-conscious state and local governments postponed capital projects and therefore issued fewer bonds. Consequently, the volume of new supply during the reporting period was significantly less than what it had been over the same period in 2010.

    Refer to pages 11 and 12 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA TAX EXEMPT SHORT-TERM FUND

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    The increase in tax-exempt prices also followed a rally in U.S. Treasuries, which municipals tend to follow over time. As U.S. economic growth slowed and concerns increased about Greece's debt problems, investors seemed to prefer the perceived safety and quality of U.S. government securities, driving Treasury yields substantially lower. Investor appetite for Treasuries remained undiminished even after Standard & Poor's Ratings downgraded U.S. government debt to AA+ in August 2011.

    The Federal Reserve (the Fed) continued to hold the federal funds target rate in a range between zero and 0.25% throughout the reporting period. As a result, the shortest maturities remained anchored at record lows. The yield on three-year tax-exempt AAA general obligation bonds fell during the period from 0.98% on March 31, 2011 to a 0.51% on September 30, 2011.

    Over the course of the reporting period, states and municipalities made progress with their fiscal challenges. As we anticipated, state and local governments have been willing to make the politically difficult decisions necessary to balance their budgets, taking steps to cut costs and in some cases, raise taxes. Some states also benefited from higher-than-expected increases in tax revenues, and as a result, many state budget gaps were not as large as initially projected.

o   HOW DID YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

    We continued to invest a portion of the portfolio in variable rate demand notes (VRDNs). The VRDNs owned by the Fund provide stability because they remain at par (100% of face value). Further, they possess a "demand" feature that allows the holder to sell the bond back to issue at par with notice of seven days or less. This gives us the flexibility to act when attractive opportunities arise. They also have interest rates that adjust weekly, which adds income to the Fund when short-term rates are rising.

    Variable rate demand notes (VRDNs) are securities which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

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o   WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In managing the Fund, we maintained our income focus, seeking to distribute a high level of tax-free income without taking what we consider undue risk. This approach has enhanced the portfolio's dividend yield, which over time is the largest contributor to the Fund's long-term total return (see page
    9). We relied on our team of municipal analysts to help us identify investments for the Fund. With short-term yields at low levels, we focused mainly on VRDNs and bonds with short maturities.

    As always, we continue to do our own credit research, never depending just on a rating agency or bond insurer to do that work for us. We also continuously monitor the Fund's holdings. The Fund, with more than 300 positions, remains widely diversified by issuer and geographic area. To make the portfolio as tax efficient as possible, we avoid issues subject to the alternative minimum tax for individuals.

o   WHAT IS YOUR OUTLOOK?

    Although the U.S. economy weakened during the reporting period, it is unclear whether the slow-growth expansion has actually stalled. The Fed has been vocal in its determination to keep interest rates extraordinarily low, pledging to keep short-term interest rates between zero and 0.25% until at least mid-2013. Meanwhile, the high level of joblessness and softness in the housing market are likely to continue to weigh on consumer and investor sentiment. We also expect the European debt crisis to remain a source of stress, at least over the near term.

    Although a number of state and local governments could remain under budgetary pressure, we believe they will continue working to maintain fiscal balance by cutting expenses and increasing revenues. We do

    Diversification does not guarantee a profit or prevent a loss.

    Some income may be subject to state or local taxes.

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4  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    not expect a material change in the strong debt repayment record of municipal issuers.

    Tax-exempt bond prices increased significantly during the reporting period, but municipal bonds continue to look attractive relative to other fixed-income alternatives, largely because of their tax-free yields and strong credit quality. Whatever happens in the months ahead, we believe that shareholders should continue making investment decisions based on their long-term goals, risk tolerance and time horizon. The volatility in municipal bond prices over the past year illustrates the difficulty in timing the market. Shareholders should expect the majority of their long-term return to come from the income provided by the Fund.

    Thank you for allowing us to help you with your investment needs. We appreciate your continued confidence in us.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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FUND RECOGNITION

USAA TAX EXEMPT SHORT-TERM FUND SHARES

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                          OVERALL MORNINGSTAR RATING(TM)
               out of 155 municipal national short-term bond funds
                    for the period ended September 30, 2011:

                                 Overall Rating
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 155 funds

                                     5-YEAR
                                    * * * * *
                                out of 139 funds

                                     10-YEAR
                                     * * * *
                                 out of 86 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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6  | USAA TAX EXEMPT SHORT-TERM FUND

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                            LIPPER LEADERS (OVERALL)
                (within the Short Municipal Debt Funds category)

                      [5]              [5]              [5]

                 TOTAL RETURN       CONSISTENT      PRESERVATION
                                      RETURN

                                  AS OF 9/30/11

                                  TOTAL RETURN
--------------------------------------------------------------------------------
                                                                 NUMBER OF FUNDS
PERIOD                       LIPPER SCORE                        WITHIN CATEGORY
--------------------------------------------------------------------------------
Overall                          5                                      65
Three-year                       5                                      65
Five-year                        5                                      54
Ten-year                         5                                      34

                                CONSISTENT RETURN
--------------------------------------------------------------------------------
                                                                 NUMBER OF FUNDS
PERIOD                       LIPPER SCORE                        WITHIN CATEGORY
--------------------------------------------------------------------------------
Overall                          5                                      65
Three-year                       5                                      65
Five-year                        5                                      54
Ten-year                         5                                      34

                                  PRESERVATION
--------------------------------------------------------------------------------
                                                                 NUMBER OF FUNDS
PERIOD                       LIPPER SCORE                        WITHIN CATEGORY
--------------------------------------------------------------------------------
Overall                          5                                    4,333
Three-year                       5                                    4,333
Five-year                        5                                    3,638
Ten-year                         5                                    2,559
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of September 30, 2011. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of September 30, 2011. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of September 30, 2011. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

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                                                           FUND RECOGNITION |  7

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INVESTMENT OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND SHARES (Ticker Symbol: USSTX)

--------------------------------------------------------------------------------
                                        9/30/11                    3/31/11
--------------------------------------------------------------------------------
Net Assets                          $2,003.4 Million            $1,860.3 Million
Net Asset Value Per Share                $10.78                      $10.61

LAST 12 MONTHS
Tax-Exempt Dividends Per Share           $0.286                      $0.286
Dollar-Weighted Average
Portfolio Maturity(+)                   2.2 Years                   2.4 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/11
--------------------------------------------------------------------------------
  3/31/11 to 9/30/11            1 Year            5 Years             10 Years
       2.94%*                    3.00%              3.78%               3.30%

--------------------------------------------------------------------------------
 30-DAY SEC YIELD**                               EXPENSE RATIO AS OF 3/31/11***
--------------------------------------------------------------------------------
      As of 9/30/11                                         0.54%
          1.40%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED AUGUST 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit USAA.COM.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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8  | USAA TAX EXEMPT SHORT-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2011

--------------------------------------------------------------------------------
             TOTAL RETURN       =    DIVIDEND RETURN      +       PRICE CHANGE
--------------------------------------------------------------------------------
10 Years        3.30%           =         3.29%           +          0.01%
5 Years         3.78%           =         3.48%           +          0.30%
1 Year          3.00%           =         2.72%           +          0.28%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2002-SEPTEMBER 30, 2011

        [CHART OF TOTAL RETURN, DIVIDEND RETURN & CHANGE IN SHARE PRICE]

                TOTAL RETURN             DIVIDEND RETURN        CHANGE IN SHARE PRICE
9/30/2002          4.74%                      3.63%                      1.11%
9/30/2003          2.97%                      2.97%                      0.00%
9/30/2004          1.57%                      2.49%                     -0.92%
9/30/2005          1.72%                      2.92%                     -1.20%
9/30/2006          3.16%                      3.54%                     -0.38%
9/30/2007          3.26%                      3.73%                     -0.47%
9/30/2008          2.83%                      4.15%                     -1.32%
9/30/2009          5.53%                      4.09%                      1.44%
9/30/2010          4.29%                      2.68%                      1.61%
9/30/2011          3.00%                      2.72%                      0.28%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' dividend return for the periods ended 9/30/11, and
assuming marginal federal tax rates of: 25.00%    28.00%       33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years            3.29%            4.38%        4.57%        4.91%       5.06%
5 Years             3.48%            4.63%        4.83%        5.19%       5.35%
1 Year              2.72%            3.62%        3.77%        4.06%       4.18%

To match the Fund Shares' closing 30-day SEC Yield of 1.40% on 9/30/11:

A FULLY TAXABLE INVESTMENT MUST PAY:     1.87%        1.94%      2.09%     2.15%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

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10  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       BARCLAYS CAPITAL                USAA TAX EXEMPT               LIPPER SHORT
                          MUNICIPAL                      SHORT-TERM                 MUNICIPAL DEBT
                         BOND INDEX                      FUND SHARES                 FUNDS INDEX
09/30/01                 $10,000.00                     $10,000.00                    $10,000.00
10/31/01                  10,119.15                      10,052.12                     10,045.03
11/30/01                  10,033.84                      10,028.73                     10,035.76
12/31/01                   9,938.91                      10,021.27                     10,043.17
01/31/02                  10,111.31                      10,088.70                     10,099.88
02/28/02                  10,233.13                      10,156.36                     10,149.77
03/31/02                  10,032.59                      10,072.77                     10,092.58
04/30/02                  10,228.67                      10,177.91                     10,166.96
05/31/02                  10,290.83                      10,209.99                     10,200.30
06/30/02                  10,399.64                      10,275.11                     10,250.91
07/31/02                  10,533.39                      10,342.03                     10,299.81
08/31/02                  10,660.02                      10,401.12                     10,338.67
09/30/02                  10,893.50                      10,475.85                     10,381.83
10/31/02                  10,712.91                      10,408.62                     10,333.28
11/30/02                  10,668.39                      10,428.23                     10,356.70
12/31/02                  10,893.50                      10,522.85                     10,432.10
01/31/03                  10,865.90                      10,540.47                     10,454.80
02/28/03                  11,017.81                      10,614.79                     10,508.42
03/31/03                  11,024.40                      10,620.50                     10,501.49
04/30/03                  11,097.24                      10,646.49                     10,524.43
05/31/03                  11,357.08                      10,731.99                     10,584.85
06/30/03                  11,308.82                      10,735.98                     10,594.44
07/31/03                  10,913.09                      10,641.21                     10,550.45
08/31/03                  10,994.48                      10,675.24                     10,574.98
09/30/03                  11,317.72                      10,786.59                     10,644.35
10/31/03                  11,260.73                      10,780.82                     10,638.52
11/30/03                  11,378.09                      10,811.86                     10,654.54
12/31/03                  11,472.31                      10,835.39                     10,669.35
01/31/04                  11,538.02                      10,867.95                     10,698.55
02/29/04                  11,711.67                      10,939.07                     10,739.15
03/31/04                  11,670.88                      10,910.72                     10,726.73
04/30/04                  11,394.48                      10,824.24                     10,671.02
05/31/04                  11,353.16                      10,805.52                     10,657.33
06/30/04                  11,394.48                      10,817.66                     10,667.90
07/31/04                  11,544.43                      10,870.64                     10,708.14
08/31/04                  11,775.78                      10,942.89                     10,767.56
09/30/04                  11,838.29                      10,955.79                     10,775.21
10/31/04                  11,940.16                      10,979.97                     10,796.52
11/30/04                  11,841.67                      10,953.23                     10,769.45
12/31/04                  11,986.29                      10,999.59                     10,809.00
01/31/05                  12,098.31                      11,012.71                     10,810.18
02/28/05                  12,058.06                      11,007.36                     10,809.46
03/31/05                  11,982.01                      10,992.29                     10,805.88
04/30/05                  12,170.97                      11,031.39                     10,830.68
05/31/05                  12,256.99                      11,060.14                     10,855.69
06/30/05                  12,333.04                      11,099.16                     10,895.00
07/31/05                  12,277.29                      11,096.57                     10,897.60
08/31/05                  12,401.25                      11,135.89                     10,929.76
09/30/05                  12,317.72                      11,146.25                     10,944.81
10/31/05                  12,242.92                      11,142.76                     10,945.00
11/30/05                  12,301.69                      11,161.97                     10,963.32
12/31/05                  12,407.48                      11,194.88                     10,997.68
01/31/06                  12,440.96                      11,224.08                     11,026.89
02/28/06                  12,524.49                      11,255.12                     11,051.27
03/31/06                  12,438.11                      11,258.22                     11,054.41
04/30/06                  12,433.84                      11,268.26                     11,070.87
05/31/06                  12,489.23                      11,302.70                     11,109.47
06/30/06                  12,442.21                      11,318.26                     11,115.30
07/31/06                  12,590.21                      11,372.56                     11,160.07
08/31/06                  12,777.03                      11,439.84                     11,218.12
09/30/06                  12,865.90                      11,497.33                     11,261.37
10/31/06                  12,946.57                      11,531.03                     11,290.06
11/30/06                  13,054.50                      11,576.35                     11,325.84
12/31/06                  13,008.37                      11,591.70                     11,340.73
01/31/07                  12,975.07                      11,591.27                     11,350.12
02/28/07                  13,146.04                      11,658.59                     11,401.31
03/31/07                  13,113.63                      11,684.31                     11,426.34
04/30/07                  13,152.45                      11,718.85                     11,455.59
05/31/07                  13,094.21                      11,710.80                     11,472.47
06/30/07                  13,026.36                      11,715.91                     11,470.45
07/31/07                  13,127.34                      11,761.82                     11,511.29
08/31/07                  13,070.70                      11,780.06                     11,526.57
09/30/07                  13,264.11                      11,870.77                     11,583.11
10/31/07                  13,323.24                      11,897.61                     11,613.30
11/30/07                  13,408.19                      11,960.33                     11,649.78
12/31/07                  13,445.41                      11,976.48                     11,685.40
01/31/08                  13,614.96                      12,140.55                     11,807.50
02/29/08                  12,991.63                      12,011.66                     11,668.29
03/31/08                  13,362.96                      12,131.65                     11,711.82
04/30/08                  13,519.32                      12,150.26                     11,734.80
05/31/08                  13,601.07                      12,193.89                     11,782.68
06/30/08                  13,447.55                      12,177.54                     11,762.67
07/31/08                  13,498.67                      12,244.63                     11,827.67
08/31/08                  13,656.63                      12,336.05                     11,884.03
09/30/08                  13,016.21                      12,206.55                     11,783.96
10/31/08                  12,883.35                      12,128.21                     11,745.70
11/30/08                  12,924.31                      12,170.47                     11,791.43
12/31/08                  13,112.73                      12,135.07                     11,797.47
01/31/09                  13,592.70                      12,394.05                     11,951.34
02/28/09                  13,664.12                      12,401.36                     11,948.20
03/31/09                  13,666.61                      12,420.49                     11,980.59
04/30/09                  13,939.63                      12,498.23                     12,034.82
05/31/09                  14,087.09                      12,573.36                     12,083.84
06/30/09                  13,955.12                      12,598.43                     12,107.29
07/31/09                  14,188.60                      12,686.11                     12,172.00
08/31/09                  14,431.17                      12,754.62                     12,203.00
09/30/09                  14,949.07                      12,881.37                     12,284.13
10/31/09                  14,635.26                      12,861.56                     12,270.61
11/30/09                  14,756.19                      12,950.26                     12,322.45
12/31/09                  14,806.05                      12,969.90                     12,337.20
01/31/10                  14,883.17                      13,044.31                     12,369.68
02/28/10                  15,027.43                      13,120.84                     12,396.50
03/31/10                  14,991.45                      13,098.14                     12,385.03
04/30/10                  15,173.64                      13,165.17                     12,407.30
05/31/10                  15,287.45                      13,204.45                     12,430.76
06/30/10                  15,296.53                      13,234.33                     12,443.31
07/31/10                  15,487.27                      13,327.37                     12,492.22
08/31/10                  15,841.85                      13,430.06                     12,533.92
09/30/10                  15,817.10                      13,433.88                     12,526.55
10/31/10                  15,773.29                      13,450.75                     12,534.43
11/30/10                  15,457.88                      13,405.10                     12,514.33
12/31/10                  15,158.33                      13,349.98                     12,494.38
01/31/11                  15,046.66                      13,341.16                     12,498.77
02/28/11                  15,286.20                      13,410.84                     12,524.30
03/31/11                  15,235.26                      13,441.03                     12,545.87
04/30/11                  15,508.11                      13,523.70                     12,588.36
05/31/11                  15,773.11                      13,616.75                     12,644.65
06/30/11                  15,828.14                      13,672.33                     12,672.07
07/31/11                  15,989.67                      13,752.88                     12,715.72
08/31/11                  16,263.23                      13,820.16                     12,755.70
09/30/11                  16,431.35                      13,838.45                     12,760.82

                                   [END CHART]

                          Data from 9/30/01 through 9/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                      USAA TAX EXEMPT               LIPPER SHORT
                        SHORT-TERM                 MUNICIPAL DEBT
                        FUND SHARES                 FUNDS AVERAGE
09/30/02                   3.48%                        2.99%
09/30/03                   2.92                         2.23
09/30/04                   2.49                         2.02
09/30/05                   2.93                         2.27
09/30/06                   3.48                         2.80
09/30/07                   3.69                         3.18
09/30/08                   4.18                         3.23
09/30/09                   3.89                         3.04
09/30/10                   2.58                         1.42
09/30/11                   2.65                         1.45

                               [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/02 to 9/30/11.

The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

USAA TAX EXEMPT SHORT-TERM FUND ADVISER SHARES (Ticker Symbol: UTESX)


--------------------------------------------------------------------------------
                                      9/30/11                      3/31/11
--------------------------------------------------------------------------------

Net Assets                         $5.4 Million                 $4.9 Million
Net Asset Value Per Share             $10.78                       $10.61
Tax-Exempt Dividends Per Share        $0.259                       $0.173


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/11
--------------------------------------------------------------------------------
3/31/11 to 9/30/11                  1 Year                Since Inception 8/1/10

     2.81%*                         2.64%                          3.03%


--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 9/30/11
--------------------------------------------------------------------------------

                                    1.15%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 3/31/11***
--------------------------------------------------------------------------------

Before Reimbursement   1.53%                         After Reimbursement   0.80%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED AUGUST 1, 2011, AND ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH AUGUST 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.80%, OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER AUGUST 1, 2012. THE BEFORE REIMBURSEMENT EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS. IF THE ADVISER SHARES TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.80%, THE ADVISER SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit USAA.COM.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 1.15% on 9/30/11, and assuming marginal federal tax
rates of:                                   25.00%    28.00%    33.00%    35.00%
A FULLY TAXABLE INVESTMENT MUST PAY:         1.53%     1.60%     1.72%     1.77%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS CAPITAL         USAA TAX EXEMPT          LIPPER SHORT
                         MUNICIPAL             SHORT-TERM FUND         MUNICIPAL DEBT
                         BOND INDEX            ADVISER SHARES           FUNDS INDEX
07/31/10               $10,000.00                $10,000.00             $10,000.00
08/31/10                10,228.95                 10,074.87              10,033.38
09/30/10                10,212.97                 10,085.31              10,027.48
10/31/10                10,184.68                 10,086.35              10,033.79
11/30/10                 9,981.03                 10,049.96              10,017.70
12/31/10                 9,787.61                 10,006.37              10,001.73
01/31/11                 9,715.50                  9,997.77              10,005.25
02/28/11                 9,870.17                 10,048.12              10,025.68
03/31/11                 9,837.28                 10,068.74              10,042.95
04/30/11                10,013.45                 10,128.54              10,076.96
05/31/11                10,184.57                 10,196.15              10,122.02
06/30/11                10,220.10                 10,235.65              10,143.97
07/31/11                10,324.40                 10,293.76              10,178.91
08/31/11                10,501.03                 10,341.92              10,210.92
09/30/11                10,609.58                 10,353.30              10,215.01

                                   [END CHART]

                  Data from 7/31/10 through 9/30/11.*

                  See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper Short Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/11
                                (% of Net Assets)

General Obligation .....................................................   18.0%
Hospital ...............................................................   17.1%
Electric Utilities .....................................................   15.7%
Special Assessment/Tax/Fee .............................................    7.8%
Education ..............................................................    4.4%
Appropriated Debt ......................................................    4.2%
Electric/Gas Utilities .................................................    4.1%
Multifamily Housing ....................................................    3.2%
Nursing/CCRC ...........................................................    3.2%
Environmental & Facilities Services ....................................    2.9%

You will find a complete list of securities that the Fund owns on pages 20-33.

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 9/30/2011 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         1.2%
AA                                                                         13.6%
A                                                                          28.8%
BBB                                                                        22.7%
BELOW INVESTMENT GRADE                                                      0.1%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                        24.7%
UNRATED                                                                     8.9%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes in the above chart. Securities with short-term investment-grade ratings represent the two highest short-term credit ratings. The below investment-grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

    ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

18  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc, Deutsche Postbank, Dexia Credit Local, Merrill Lynch & Co., Inc., Societe Generale, or Wells Fargo Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Duke Realty Corp., Fannie Mae, Government National Mortgage Association, National Rural Utility Corp., or Texas Permanent School Fund.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA     Economic Development Authority
    EDC     Economic Development Corp.
    ETM     Escrowed to final maturity
    IDA     Industrial Development Authority/Agency
    IDB     Industrial Development Board
    ISD     Independent School District
    USD     Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (48.5%)

            ALABAMA (0.6%)
  $ 2,000   Mobile IDB                                       4.65%        12/01/2011          $    2,002
    1,165   Montgomery Medical Clinic Board                  4.50          3/01/2012               1,173
    1,265   Montgomery Medical Clinic Board                  4.50          3/01/2013               1,289
    1,200   Montgomery Medical Clinic Board                  4.50          3/01/2014               1,237
    2,480   Montgomery Medical Clinic Board                  4.50          3/01/2015               2,573
    2,595   Montgomery Medical Clinic Board                  4.50          3/01/2016               2,687
                                                                                              ----------
                                                                                                  10,961
                                                                                              ----------
            ARIZONA (0.7%)
    1,350   Health Facilities Auth.                          4.00          4/01/2012               1,371
    2,405   Mohave County IDA                                6.75          5/01/2012               2,437
    1,000   Pinal County Correctional Facilities IDA (INS)   5.25         10/01/2012               1,023
    1,000   Pinal County Correctional Facilities IDA (INS)   5.25         10/01/2013               1,039
    1,710   Pinal County Correctional Facilities IDA (INS)   5.25         10/01/2014               1,792
    5,365   State (INS)                                      5.00         10/01/2015               6,061
                                                                                              ----------
                                                                                                  13,723
                                                                                              ----------
            CALIFORNIA (4.6%)
    5,000   Golden Empire Schools Financing Auth.            4.00          5/01/2012               5,102
    5,000   Golden State Tobacco Securitization Corp.        5.00          6/01/2015               5,214
    7,000   Golden State Tobacco Securitization Corp.        5.00          6/01/2016               7,298
    3,000   Golden State Tobacco Securitization Corp.        5.00          6/01/2017               3,091
    5,000   Irvine USD Community Facilities District (INS)   5.00          9/01/2014               5,463
    3,730   Irvine USD Community Facilities District (INS)   5.00          9/01/2015               4,163
    5,885   Irvine USD Community Facilities District (INS)   5.00          9/01/2016               6,621
   14,785   Public Works Board                               5.00         10/01/2015              16,513
    2,000   Salinas USD (INS)                                4.21(a)       6/01/2014               1,879
    1,000   Salinas USD (INS)                                4.21(a)      10/01/2014                 930
   15,000   State                                            5.00         10/01/2017              17,534
   17,500   Statewide Communities Dev. Auth.                 5.00          6/15/2013              18,719
                                                                                              ----------
                                                                                                  92,527
                                                                                              ----------
            COLORADO (0.9%)
      255   Beacon Point Metropolitan District
               (LOC - Compass Bank)                          4.38         12/01/2015                 255
    1,865   Denver Health and Hospital Auth.                 5.00         12/01/2014               1,975
    1,000   Denver Health and Hospital Auth.                 5.00         12/01/2015               1,070
    1,475   Denver Health and Hospital Auth.                 5.00         12/01/2016               1,584
    2,000   Health Facilities Auth.                          5.00          6/01/2012               2,044
    1,335   Health Facilities Auth.                          5.00          6/01/2013               1,399

================================================================================

20  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
  $ 2,000   Health Facilities Auth.                          5.00%         6/01/2015          $    2,164
      110   Health Facilities Auth. (ETM)                    5.00         11/15/2015                 130
    1,890   Health Facilities Auth.                          5.00         11/15/2015               2,155
      160   Health Facilities Auth. (ETM)                    5.00         11/15/2016                 193
    2,840   Health Facilities Auth.                          5.00         11/15/2016               3,284
    1,760   High Plains Metropolitan District
               (LOC - Compass Bank)                          4.38         12/01/2015               1,806
                                                                                              ----------
                                                                                                  18,059
                                                                                              ----------
            DISTRICT OF COLUMBIA (0.2%)
    3,215   Community Academy (INS)                          4.50          5/01/2017               3,014
                                                                                              ----------
            FLORIDA (2.3%)
    1,000   Highlands County Health Facilities               5.00         11/15/2014               1,119
    1,000   Highlands County Health Facilities               5.00         11/15/2015               1,138
    1,235   Highlands County Health Facilities               5.00         11/15/2016               1,420
    3,500   Highlands County Health Facilities               5.00         11/15/2016               4,025
   10,000   Hurricane Catastrophe Fund Finance Corp.         5.00          7/01/2014              10,885
    7,500   Miami-Dade County IDA                            3.75         12/01/2018               7,840
    2,000   Orange County Health Facilities Auth.            5.00         10/01/2013               2,131
    1,200   Orange County Health Facilities Auth.            5.00         10/01/2016               1,325
    2,000   Palm Beach County School Board (INS)             5.00          8/01/2015               2,253
    3,290   Palm Beach County School Board                   5.50          8/01/2015               3,749
   10,000   Sunshine State Governmental Financing Commission 5.00          9/01/2017              11,072
                                                                                              ----------
                                                                                                  46,957
                                                                                              ----------
            GEORGIA (0.3%)
    3,000   Fulton County Dev. Auth.                         4.00         11/15/2016               3,257
    3,000   Municipal Electric Auth. of Georgia              5.00          1/01/2016               3,412
                                                                                              ----------
                                                                                                   6,669
                                                                                              ----------
            GUAM (0.1%)
    1,000   Education Financing Foundation                   4.00         10/01/2013               1,000
      760   Education Financing Foundation                   5.00         10/01/2014                 778
                                                                                              ----------
                                                                                                   1,778
                                                                                              ----------
            ILLINOIS (3.0%)
    1,295   Chicago                                          6.13         12/01/2012               1,326
   15,000   Chicago Board of Education (INS)                 2.54(a)      12/01/2013              14,320
    7,140   Finance Auth.                                    4.50          2/15/2016               7,591
    3,720   Finance Auth.                                    5.25          5/01/2016               3,962
    5,940   Finance Auth.                                    4.50          2/15/2017               6,301
    2,410   Finance Auth.                                    5.00          8/15/2018               2,623
      655   Housing Dev. Auth.                               4.15          1/01/2014                 678
      130   Housing Dev. Auth.                               4.20          1/01/2014                 137
      595   Housing Dev. Auth.                               4.15          7/01/2014                 620

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
  $   750   Housing Dev. Auth.                               4.20%         7/01/2015          $      786
      400   Housing Dev. Auth.                               4.30          1/01/2016                 418
      140   Housing Dev. Auth.                               4.35          1/01/2016                 151
    5,000   Railsplitter Tobacco Settlement Auth.            5.00          6/01/2016               5,663
    6,500   Railsplitter Tobacco Settlement Auth.            5.00          6/01/2018               7,214
    3,000   State (INS)                                      5.00          1/01/2016               3,350
    5,000   State                                            4.50          6/15/2016               5,618
                                                                                              ----------
                                                                                                  60,758
                                                                                              ----------
            INDIANA (2.9%)
   10,000   Finance Auth.                                    4.90          1/01/2016              10,969
    7,715   Hammond                                          3.00          1/03/2012               7,748
    2,060   Health and Educational Facility Auth.            5.00          2/15/2013               2,163
   20,000   Jasper County (INS)                              5.60         11/01/2016              22,628
    3,750   Port Commission                                  4.10          5/01/2012               3,825
   10,000   Whiting Environmental Facilities                 5.00          7/01/2017              11,389
                                                                                              ----------
                                                                                                  58,722
                                                                                              ----------
            IOWA (0.5%)
   10,000   Finance Auth. (INS)                              5.00          7/01/2014              10,865
                                                                                              ----------
            KANSAS (0.1%)
    2,000   La Cygne (INS)                                   4.05          3/01/2015               2,190
                                                                                              ----------
            LOUISIANA (0.4%)
    1,500   Office Facilities Corp.                          5.00          3/01/2016               1,686
    2,500   Offshore Terminal Auth.                          5.25          9/01/2016               2,639
    3,455   Public Facilities Auth.                          2.88         11/01/2015               3,533
                                                                                              ----------
                                                                                                   7,858
                                                                                              ----------
            MARYLAND (0.5%)
   10,000   Anne Arundel County                              4.10          7/01/2014              10,058
      200   Health and Higher Education Facilities Auth.,
               acquired 3/05/2003, cost $200(b)              5.00          2/01/2013                 209
                                                                                              ----------
                                                                                                  10,267
                                                                                              ----------
            MASSACHUSETTS (1.0%)
   11,500   Dev. Finance Agency                              2.88         10/01/2014              12,053
      600   Dev. Finance Agency                              5.00          1/01/2015                 644
      630   Dev. Finance Agency                              5.00          1/01/2016                 680
      835   Dev. Finance Agency                              5.00          1/01/2017                 906
    1,065   Dev. Finance Agency                              5.00          1/01/2018               1,152
    1,395   Dev. Finance Agency                              5.00          1/01/2019               1,501
    2,015   Health and Educational Facilities Auth.          5.00          7/01/2016               2,158
                                                                                              ----------
                                                                                                  19,094
                                                                                              ----------

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22  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            MICHIGAN (0.6%)
  $ 4,950   Dickinson County EDC                             5.75%         6/01/2016          $    5,006
    2,165   Grand Traverse County Hospital Finance Auth.     5.00          7/01/2018               2,383
    2,625   Grand Traverse County Hospital Finance Auth.     5.00          7/01/2019               2,873
    1,000   Hospital Finance Auth.                           5.00         11/15/2014               1,082
    1,000   Hospital Finance Auth.                           5.00         11/15/2015               1,096
                                                                                              ----------
                                                                                                  12,440
                                                                                              ----------
            MINNESOTA (0.5%)
    5,000   Agricultural and Economic Development Board(c)   4.75          2/15/2015               5,160
    1,335   Agricultural and Economic Development
               Board (INS)                                   5.00          2/15/2015               1,482
      565   Agricultural and Economic Development
               Board (INS)                                   5.00          2/15/2016                 637
    1,000   Higher Education Facilities Auth.                4.00          4/01/2015               1,095
      250   St. Paul Housing and Redevelopment Auth.         5.00          5/15/2013                 260
      250   St. Paul Housing and Redevelopment Auth.         5.00          5/15/2014                 265
      250   St. Paul Housing and Redevelopment Auth.         5.00          5/15/2015                 269
      300   St. Paul Housing and Redevelopment Auth.         5.00          5/15/2016                 325
      325   St. Paul Housing and Redevelopment Auth.         5.25          5/15/2017                 355
                                                                                              ----------
                                                                                                   9,848
                                                                                              ----------
            MISSISSIPPI (0.6%)
    1,500   Hospital Equipment and Facilities Auth.          5.00          8/15/2013               1,593
    2,280   Hospital Equipment and Facilities Auth.          5.00          8/15/2014               2,467
    4,330   Hospital Equipment and Facilities Auth.          5.00         12/01/2014               4,597
    1,000   Hospital Equipment and Facilities Auth.          5.00          8/15/2015               1,099
    2,000   Hospital Equipment and Facilities Auth.          5.00          8/15/2016               2,220
                                                                                              ----------
                                                                                                  11,976
                                                                                              ----------
            MISSOURI (1.2%)
    1,135   Cape Girardeau County IDA                        5.00          6/01/2014               1,193
    1,000   Cape Girardeau County IDA                        5.00          6/01/2017               1,066
    6,000   Environmental Improvement and Energy
               Resources Auth.                               4.00          1/02/2012               6,038
    1,750   Fenton                                           5.00          4/01/2012               1,781
    1,055   Joint Municipal Electric Utility
               Commission (INS)                              5.00          1/01/2015               1,144
    5,500   Riverside IDA (INS)                              4.50          5/01/2016               5,842
    7,150   St. Louis Airport (INS)                          5.00          7/01/2013               7,567
                                                                                              ----------
                                                                                                  24,631
                                                                                              ----------
            NEW HAMPSHIRE (1.3%)
   15,500   Merrimack County                                 2.30         12/30/2011              15,553
   11,400   Strafford County                                 6.50         12/30/2011              11,438
                                                                                              ----------
                                                                                                  26,991
                                                                                              ----------

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                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            NEW JERSEY (4.7%)
  $10,000   EDA                                              5.25%         9/01/2019          $   11,543
    5,055   Health Care Facilities Financing Auth.           4.00         11/15/2016               5,363
    3,000   Jersey City                                      4.50         12/30/2011               3,011
    5,761   Jersey City                                      3.50          4/19/2012               5,790
   12,044   Jersey City                                      3.50          4/19/2012              12,094
   15,000   New Jersey Transportation Trust Fund Auth.       5.25         12/15/2017              16,912
    6,736   Newark                                           3.50         12/15/2011               6,759
   13,200   Newark                                           3.70          2/08/2012              13,229
    9,745   Tobacco Settlement Financing Corp.               5.00          6/01/2014              10,298
    9,640   Transit Corp.                                    5.75          9/15/2014               9,952
                                                                                              ----------
                                                                                                  94,951
                                                                                              ----------
            NEW MEXICO (0.2%)
    1,165   Jicarilla Apache Nation(c)                       5.00          9/01/2013               1,216
    1,730   Sandoval County                                  4.00          6/01/2015               1,789
                                                                                              ----------
                                                                                                   3,005
                                                                                              ----------
            NEW YORK (9.4%)
    1,000   Albany IDA                                       5.50         11/15/2012               1,031
    1,000   Albany IDA                                       5.50         11/15/2013               1,053
    3,500   Albany IDA                                       4.25         11/15/2014               3,620
    4,480   Albany IDA                                       5.00         11/15/2015               4,774
    7,500   Binghamton                                       2.50          2/03/2012               7,535
    5,000   Colonie                                          3.50          5/04/2012               5,024
    1,000   Dormitory Auth.                                  3.00          7/01/2013               1,010
    3,710   Dormitory Auth.                                  5.00          7/01/2013               3,931
    1,000   Dormitory Auth.                                  5.00          7/01/2013               1,057
    1,865   Dormitory Auth.                                  5.00          7/01/2014               1,980
    3,010   Dormitory Auth.                                  5.00          7/01/2014               3,243
    5,000   Dormitory Auth.                                  5.20          2/15/2015               5,016
    4,095   Dormitory Auth.                                  5.00          7/01/2015               4,508
    3,145   Dormitory Auth.                                  5.00          7/01/2015               3,443
    2,000   Dormitory Auth.                                  4.00          8/15/2015               2,196
      720   Dormitory Auth.                                  4.00          2/15/2016                 791
    2,000   Dormitory Auth.                                  5.00          7/01/2016               2,168
    3,295   Dormitory Auth.                                  5.00          7/01/2016               3,666
    1,285   East Rochester Housing Auth. (NBGA)              3.75         12/20/2012               1,301
    4,565   Gloversville City School District                2.50          1/20/2012               4,585
    3,000   Long Island Power Auth.                          5.25          6/01/2014               3,324
   20,000   New York City(e)                                 5.00          8/01/2016              23,372
    6,750   Ramapo                                           2.00          6/01/2012               6,797
   14,200   Ramapo(f)                                        2.00         10/01/2012              14,349
   10,000   Rockland County                                  1.75          6/22/2012              10,039

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24  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
  $18,000   Rockland County                                  2.25%         9/21/2012          $   18,192
   15,000   Roosevelt Union Free School District             2.00          9/27/2012              15,096
   15,000   Schenectady                                      2.00          5/18/2012              15,094
    1,620   Suffolk County IDA                               4.30         11/01/2011               1,623
   16,000   Utica School District                            2.00          7/26/2012              16,102
    3,000   Westchester County Health Care Corp.             5.00         11/01/2015               3,229
                                                                                              ----------
                                                                                                 189,149
                                                                                              ----------
            NORTH CAROLINA (0.4%)
    2,000   Eastern Municipal Power Agency                   5.00          1/01/2016               2,268
    2,100   Medical Care Commission                          4.38          7/01/2017               2,201
    3,855   Medical Care Commission                          5.00          7/01/2018               4,331
                                                                                              ----------
                                                                                                   8,800
                                                                                              ----------
            OHIO (0.8%)
    4,515   American Municipal Power, Inc.                   5.00          2/15/2017               5,106
    4,500   Buckeye Tobacco Settlement Financing Auth.       5.00          6/01/2015               4,789
    1,530   Hancock County                                   4.00         12/01/2016               1,592
    1,875   Hancock County                                   4.25         12/01/2017               1,963
    1,865   Miami County                                     5.25          5/15/2012               1,909
                                                                                              ----------
                                                                                                  15,359
                                                                                              ----------
            OKLAHOMA (0.2%)
      310   Cherokee Nation (INS)(c)                         4.10         12/01/2011                 311
    2,150   Cherokee Nation (INS)(c)                         4.30         12/01/2016               2,317
    1,000   Norman Regional Hospital Auth. (INS)             5.00          9/01/2013               1,008
    1,090   Norman Regional Hospital Auth. (INS)             5.00          9/01/2014               1,098
                                                                                              ----------
                                                                                                   4,734
                                                                                              ----------
            PENNSYLVANIA (2.1%)
   12,250   Allegheny County Hospital Dev. Auth.             5.00          5/15/2016              14,027
    1,065   Delaware County                                  4.00         10/01/2015               1,118
    1,110   Delaware County                                  4.00         10/01/2016               1,164
    1,155   Delaware County                                  5.00         10/01/2017               1,259
    1,195   Delaware County                                  5.00         10/01/2018               1,297
    4,000   EDA                                              2.75          9/01/2013               4,086
    3,740   Higher Educational Facilities Auth.              5.00          5/15/2016               4,291
    1,500   Montgomery County IDA                            5.00         11/15/2016               1,609
    2,000   Montgomery County IDA                            5.00         11/15/2017               2,118
    5,175   St. Mary Hospital Auth.                          4.00         11/15/2016               5,549
    5,170   St. Mary Hospital Auth.                          4.00         11/15/2016               5,543
                                                                                              ----------
                                                                                                  42,061
                                                                                              ----------
            PUERTO RICO (0.7%)
   14,000   Government Dev. Bank                             4.75         12/01/2015              14,437
                                                                                              ----------

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                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            SOUTH CAROLINA (2.5%)
  $23,000   Berkeley County                                  4.88%        10/01/2014          $   24,635
    2,125   Georgetown County                                5.13          2/01/2012               2,149
    1,555   Jobs EDA (INS)                                   4.05          4/01/2013               1,585
    1,000   Lexington County Health Services District, Inc.  5.00         11/01/2014               1,097
    3,950   Piedmont Municipal Power Agency                  5.00          1/01/2015               4,404
    7,715   Piedmont Municipal Power Agency                  5.00          1/01/2016               8,763
    4,000   Richland County                                  4.60          9/01/2012               4,112
    1,485   SCAGO Educational Facilities Corp. (INS)         4.00         12/01/2016               1,543
    1,335   Tobacco Settlement Revenue Management Auth.      5.00          6/01/2018               1,337
                                                                                              ----------
                                                                                                  49,625
                                                                                              ----------
            TENNESSEE (0.2%)
    2,750   Shelby County Health, Educational, and Housing
               Facility Board                                5.00          9/01/2014               3,048
                                                                                              ----------
            TEXAS (3.0%)
    5,170   Brazos River Auth.                               4.90         10/01/2015               5,537
    3,000   Dallas Fort Worth International Airport          5.00         11/01/2016               3,498
    1,335   Gregg County Health Facilities Dev. Corp.        5.00         10/01/2015               1,397
    2,105   Gregg County Health Facilities Dev. Corp.        5.00         10/01/2016               2,213
    6,035   Harris County Cultural Education Facilities      5.00          2/15/2015               6,707
    4,500   Harris County Cultural Education Facilities      5.00          2/15/2016               5,086
      500   Midlothian Dev. Auth. (INS)                      5.00         11/15/2011                 501
      760   Midlothian Dev. Auth. (INS)                      5.00         11/15/2012                 779
      535   Midlothian Dev. Auth. (INS)                      5.00         11/15/2013                 556
      560   Midlothian Dev. Auth. (INS)                      5.00         11/15/2014                 586
      390   Midlothian Dev. Auth. (INS)                      5.00         11/15/2015                 410
    1,220   Northwest ISD (NBGA)                             4.01(a)       2/15/2013               1,210
    1,000   Northwest ISD (NBGA)                             4.07(a)       2/15/2014                 982
    1,000   San Leanna Education Facilities Corp.            5.00          6/01/2013               1,051
    1,585   San Leanna Education Facilities Corp.            5.00          6/01/2017               1,756
    1,000   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.25         11/15/2011               1,002
    1,155   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.25         11/15/2012               1,169
    1,220   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.00         11/15/2013               1,285
    1,100   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.25         11/15/2013               1,120
      870   Tarrant County Cultural Education Facilities
               Finance Corp.                                 4.63         11/15/2014                 903
    1,265   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.25         11/15/2014               1,291

================================================================================

26  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
  $ 1,470   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.00%         5/15/2015          $    1,549
    1,250   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.75         11/15/2015               1,278
    1,000   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.00         11/15/2017               1,088
    2,810   Tyler Health Facilities Dev. Corp.               5.00         11/01/2013               2,905
    4,575   Tyler Health Facilities Dev. Corp.               5.00         11/01/2014               4,754
    3,360   Tyler Health Facilities Dev. Corp.               5.00         11/01/2015               3,502
    6,155   Tyler Health Facilities Dev. Corp.               5.25         11/01/2016               6,477
                                                                                              ----------
                                                                                                  60,592
                                                                                              ----------
            U.S. VIRGIN ISLANDS (0.5%)
    1,000   Water and Power Auth.                            4.00          7/01/2012               1,019
    2,250   Water and Power Auth.                            4.75          7/01/2015               2,412
    2,700   Water and Power Auth.                            4.75          7/01/2016               2,905
    2,800   Water and Power Auth.                            4.75          7/01/2017               3,022
                                                                                              ----------
                                                                                                   9,358
                                                                                              ----------
            VIRGINIA (1.5%)
   18,665   Chesapeake Port Facility IDA(e)                  3.90          3/01/2013              19,280
    3,200   Housing Dev. Auth.                               3.05          3/01/2018               3,275
    3,200   Housing Dev. Auth.                               3.05          9/01/2018               3,280
    4,964   Marquis Community Dev. Auth.,
               acquired 11/16/2007, cost $4,964(b),(c),(g)   5.10          9/01/2013               3,696
                                                                                              ----------
                                                                                                  29,531
                                                                                              ----------
            Total Fixed-Rate Instruments (cost: $937,256)                                        973,978
                                                                                              ----------
            PUT BONDS (27.5%)

            ALABAMA (1.2%)
   10,000   Chatom IDB (NBGA)                                0.75          8/01/2037              10,003
    8,000   East Alabama Health Care Auth.                   5.00          9/01/2033               8,391
    5,000   Mobile IDB                                       5.00          6/01/2034               5,617
                                                                                              ----------
                                                                                                  24,011
                                                                                              ----------
            ARIZONA (1.8%)
   20,400   Maricopa County Pollution Control Corp.          4.00          6/01/2043              20,706
   15,000   Navajo County                                    5.50          6/01/2034              16,269
                                                                                              ----------
                                                                                                  36,975
                                                                                              ----------
            CALIFORNIA (2.9%)
    5,585   Economic Recovery                                4.00          7/01/2023               6,051
   11,875   Economic Recovery                                5.00          7/01/2023              13,284
    5,000   Health Facilities Financing Auth.                5.00          7/01/2027               5,440

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
  $ 6,000   Municipal Finance Auth.                          0.90%         9/01/2021          $    6,000
    8,000   Municipal Finance Auth.                          2.38          2/01/2039               8,081
    2,000   Pollution Control Financing Auth.                1.13          8/01/2024               2,000
    7,000   Sacramento USD (INS)                             3.16(d)       3/01/2040               7,003
    5,000   Statewide Communities Dev. Auth. (INS)           4.10          4/01/2028               5,227
    5,775   Statewide Communities Dev. Auth.                 3.85         11/01/2029               5,913
                                                                                              ----------
                                                                                                  58,999
                                                                                              ----------
            COLORADO (1.1%)
   10,000   E-470 Public Highway Auth.                       2.88(d)       9/01/2039              10,024
   10,500   Health Facilities Auth.                          4.00         10/01/2040              11,677
                                                                                              ----------
                                                                                                  21,701
                                                                                              ----------
            CONNECTICUT (0.1%)
    1,000   Dev. Auth.                                       5.75          6/01/2026               1,014
                                                                                              ----------
            FLORIDA (1.8%)
    5,000   Highlands County Health Facilities Auth.         3.95         11/15/2032               5,156
    7,610   Hillsborough County IDA (INS)                    5.00         12/01/2034               7,757
    8,075   Miami-Dade County Health Facilities Auth. (INS)  4.55          8/01/2046               8,469
    5,000   Miami-Dade County IDA                            4.00         10/01/2018               5,325
    6,000   Miami-Dade County School Board                   5.00          5/01/2032               6,614
    2,500   Palm Beach County School Board                   5.00          8/01/2032               2,831
                                                                                              ----------
                                                                                                  36,152
                                                                                              ----------
            GEORGIA (0.4%)
    8,000   Burke County Dev. Auth.                          2.50          1/01/2040               8,140
                                                                                              ----------
            ILLINOIS (0.8%)
    1,250   Educational Facilities Auth.                     4.13          3/01/2030               1,297
    1,250   Educational Facilities Auth.                     4.13          3/01/2030               1,344
   10,000   Educational Facilities Auth.                     4.45          3/01/2034              10,751
    2,500   Educational Facilities Auth.                     3.40         11/01/2036               2,610
                                                                                              ----------
                                                                                                  16,002
                                                                                              ----------
            INDIANA (0.4%)
    3,460   Plainfield (NBGA)                                4.88           2/01/2035              3,522
    5,000   Whiting Environmental Facilities                 2.80           6/01/2044              5,158
                                                                                              ----------
                                                                                                   8,680
                                                                                              ----------
            KENTUCKY (0.8%)
    2,500   Economic Dev. Finance Auth.                      0.80           4/01/2031              2,500
   10,000   Louisville/Jefferson County                      5.38           5/01/2027             10,073
    3,000   Louisville/Jefferson County                      1.90          10/01/2033              3,018
                                                                                              ----------
                                                                                                  15,591
                                                                                              ----------

================================================================================

28  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            LOUISIANA (1.5%)
  $10,000   De Soto Parish                                   3.25%         1/01/2019          $   10,383
   10,000   Offshore Terminal Auth.                          4.30         10/01/2037              10,001
   10,000   Public Facilities Auth.                          7.00         12/01/2038              10,089
                                                                                              ----------
                                                                                                  30,473
                                                                                              ----------
            MASSACHUSETTS (0.5%)
   10,000   Health and Educational Facilities Auth.          4.13         10/01/2037              10,144
                                                                                              ----------
            MICHIGAN (1.0%)
   10,000   Hospital Finance Auth.                           5.50         12/01/2034              10,946
    8,000   Strategic Fund Ltd.                              5.25          8/01/2029               8,831
                                                                                              ----------
                                                                                                  19,777
                                                                                              ----------
            NEVADA (0.3%)
    4,835   Clark County                                     5.45          3/01/2038               5,102
                                                                                              ----------
            NEW JERSEY (1.1%)
   16,220   EDA                                              0.88         12/01/2021              16,220
    5,000   EDA                                              5.00          9/01/2029               5,600
                                                                                              ----------
                                                                                                  21,820
                                                                                              ----------
            NEW MEXICO (0.9%)
   11,600   Farmington                                       2.88          4/01/2029              12,092
    6,500   Farmington (INS)                                 4.00          6/01/2032               6,623
                                                                                              ----------
                                                                                                  18,715
                                                                                              ----------
            NEW YORK (0.1%)
    1,075   Brookhaven IDA (LOC - Capital One, N.A.)         4.25         11/01/2037               1,076
                                                                                              ----------
            OHIO (1.4%)
    5,000   Air Quality Dev. Auth.                           2.25         12/01/2023               5,075
   10,000   Air Quality Dev. Auth.                           4.75          8/01/2029              10,293
    4,000   Air Quality Dev. Auth.                           3.88         12/01/2038               4,217
    7,405   Water Dev. Auth.                                 3.38          7/01/2033               7,570
    1,400   Water Dev. Auth.                                 3.00         10/01/2033               1,409
                                                                                              ----------
                                                                                                  28,564
                                                                                              ----------
            PENNSYLVANIA (3.0%)
   10,000   Beaver County IDA                                4.75          8/01/2020              10,919
    9,500   Beaver County IDA                                3.00         10/01/2047               9,575
   10,000   Economic Dev. Financing Auth.                    2.63         12/01/2033              10,164
    3,000   Economic Dev. Financing Auth.                    3.00         12/01/2038               3,081
   17,500   Economic Dev. Financing Auth.                    3.00         12/01/2038              17,854
    3,100   EDA                                              5.00         12/01/2042               3,184
    4,500   Pittsburgh Water and Sewer Auth. (INS)           2.63          9/01/2035               4,557
                                                                                              ----------
                                                                                                  59,334
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            TEXAS (3.1%)
  $ 5,250   Gateway Public Facility Corp. (NBGA)             4.55%         7/01/2034          $    5,687
    5,000   Matagorda County                                 1.13          6/01/2030               5,010
   12,000   Mission EDC                                      1.15          1/01/2020              12,001
   12,000   North Texas Tollway Auth.                        5.75          1/01/2038              13,854
   15,000   North Texas Tollway Auth.                        5.00          1/01/2042              15,777
    9,145   Northside ISD (NBGA)(e)                          4.10          6/01/2035               9,354
                                                                                              ----------
                                                                                                  61,683
                                                                                              ----------
            VIRGINIA (0.7%)
    8,000   Louisa IDA                                       5.38         11/01/2035               8,652
    5,300   Peninsula Ports Auth.                            5.00         10/01/2033               5,300
                                                                                              ----------
                                                                                                  13,952
                                                                                              ----------
            WEST VIRGINIA (0.6%)
    7,000   EDA                                              4.85          5/01/2019               7,412
    5,000   EDA                                              3.13          3/01/2043               5,158
                                                                                              ----------
                                                                                                  12,570
                                                                                              ----------
            WISCONSIN (1.3%)
   10,000   Health and Educational Facilities Auth.          4.75          8/15/2025              10,855
   14,350   Health and Educational Facilities Auth.          5.13          8/15/2027              16,162
                                                                                              ----------
                                                                                                  27,017
                                                                                              ----------
            WYOMING (0.7%)
   14,000   Sweetwater County(e)                             3.90         12/01/2014              14,772
                                                                                              ----------
            Total Put Bonds (cost: $531,598)                                                     552,264
                                                                                              ----------
            ADJUSTABLE-RATE NOTES (0.4%)

            FLORIDA (0.4%)
    7,000   Citizens Property Insurance Corp.
               (cost: $7,000)                                1.91          6/01/2013               7,042
                                                                                              ----------
            PERIODIC AUCTION RESET BONDS (0.3%)

            CALIFORNIA (0.3%)
    7,250   Statewide Communities Dev. Auth., acquired
               7/19/2006-8/08/2007, cost $7,250
               (INS)(b),(g)                                  0.70          5/15/2029               7,032
                                                                                              ----------
            VARIABLE-RATE DEMAND NOTES (23.1%)

            ARKANSAS (1.3%)
   25,035   Northwest Regional Airport Auth.
               (LOC - Regions Bank)                          1.02          2/01/2027              25,035
                                                                                              ----------
            CALIFORNIA (6.7%)
   18,870   Anaheim Public Financing Auth. (LIQ)(INS)(c)     0.66         10/01/2014              18,870
   10,000   Golden State Securitization Corp. (INS)(LIQ)(c)  0.45          6/01/2045              10,000

================================================================================

30  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
  $14,191   Irvine (LOC - KBC Bank, N.V.)                    0.35%         9/02/2032          $   14,191
   20,000   Norwalk-La Mirada USD (LIQ)(c)                   0.65          8/01/2027              20,000
   20,000   Palomar Pomerado Health (LIQ)(c)                 0.72          8/01/2037              20,000
   18,000   State (LIQ)(LOC - Dexia Credit Local)(c)         2.65          8/01/2027              18,000
   14,985   State (LIQ)(LOC - Dexia Credit Local)(c)         2.65          8/01/2027              14,985
   18,000   Victorville Joint Powers Financing Auth.
               (LOC - BNP Paribas)                           2.95          5/01/2040              18,000
                                                                                              ----------
                                                                                                 134,046
                                                                                              ----------
            GEORGIA (0.2%)
    4,000   La Grange Dev. Auth.                             5.00         10/01/2012               4,000
                                                                                              ----------
            IDAHO (1.0%)
   19,885   American Falls Reservoir District                0.75          2/01/2025              19,885
                                                                                              ----------
            ILLINOIS (4.2%)
   15,000   Finance Auth. (LOC - Sovereign Bank)             0.60         11/01/2040              15,000
   34,100   State (LIQ)                                      3.25         10/01/2033              34,100
   15,210   Vernon Hills (INS)(LOC - Societe Generale)       1.10          1/01/2016              15,210
   20,760   Woodridge (INS)(LOC - Societe Generale)          1.10          7/01/2020              20,760
                                                                                              ----------
                                                                                                  85,070
                                                                                              ----------
            KENTUCKY (0.6%)
   12,000   State Property & Buildings Commission
               (LIQ)(LOC - Dexia Credit Local)(c)            2.36          8/01/2021              12,000
                                                                                              ----------
            LOUISIANA (0.7%)
   13,790   Lafayette (LIQ)(c)                               1.07         11/01/2028              13,790
                                                                                              ----------
            MAINE (0.2%)
    4,700   Finance Auth. (LOC - Banco Santander)            0.46          7/01/2037               4,700
                                                                                              ----------
            MARYLAND (0.5%)
   10,000   Health and Higher Educational Facilities Auth.
               (LOC - Bank of America, N.A.)(LIQ)(c)         0.48          7/01/2036              10,000
                                                                                              ----------
            MICHIGAN (0.7%)
   13,300   Detroit School District (LIQ)(LOC - Dexia
            Credit Local)(c)                                 2.36          5/01/2025              13,300
                                                                                              ----------
            NEW JERSEY (1.0%)
   19,505   EDA (LIQ)(LOC - Dexia Credit Local)(c)           2.56          9/01/2022              19,505
                                                                                              ----------
            NEW YORK (0.9%)
    2,620   Dormitory Auth. (LIQ)(LOC - Dexia Credit
               Local)(c)                                     2.36          5/15/2022               2,620
   16,370   Urban Dev. Corp. (LIQ)(LOC - Dexia Credit
               Local)(c)                                     2.36          3/15/2024              16,370
                                                                                              ----------
                                                                                                  18,990
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            OHIO (0.4%)
  $ 8,945   Housing Finance Agency (INS)
               (LOC - Societe Generale)                      1.10%         9/01/2026          $    8,945
                                                                                              ----------
            PENNSYLVANIA (0.5%)
    9,100   Berks County IDA (NBGA)                          3.50          7/01/2016               9,100
                                                                                              ----------
            SOUTH DAKOTA (0.5%)
   10,400   Grant County                                     1.50         12/01/2012              10,400
                                                                                              ----------
            TEXAS (1.5%)
    2,685   North East ISD (LIQ)(NBGA)(c)                    2.36          2/01/2028               2,685
   15,000   San Antonio (INS)(LIQ)(c)                        0.75          5/15/2028              15,000
    8,060   Tarrant County Health Facilities Dev. Corp.
               (LOC - HSH Nordbank A.G.)                     1.00          8/15/2036               8,060
    4,460   Weslaco Health Facilities Dev. Corp.
               (LOC - Compass Bank)                          0.84          6/01/2038               4,460
                                                                                              ----------
                                                                                                  30,205
                                                                                              ----------
            VIRGINIA (0.6%)
   11,600   Winchester IDA (LIQ)(c)                          0.51          1/21/2014              11,600
                                                                                              ----------
            WASHINGTON (0.7%)
   14,115   Housing Finance Commission
               (LOC - HSH Nordbank A.G.)                     1.00          3/01/2036              14,115
                                                                                              ----------
            WEST VIRGINIA (0.9%)
   19,000   Hospital Finance Auth.
               (LOC - Fifth Third Bank)                      0.40         10/01/2033              19,000
                                                                                              ----------
            Total Variable-Rate Demand Notes
               (cost: $463,686)                                                                  463,686
                                                                                              ----------
            TOTAL INVESTMENTS (COST: $1,946,790)                                              $2,004,002
                                                                                              ==========

================================================================================

32  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $-          $  973,978             $-      $  973,978
Put Bonds                                         -             552,264              -         552,264
Adjustable-Rate Notes                             -               7,042              -           7,042
Periodic Auction Reset Bonds                      -               7,032              -           7,032
Variable-Rate Demand Notes                        -             463,686              -         463,686
------------------------------------------------------------------------------------------------------
TOTAL                                            $-          $2,004,002             $-      $2,004,002
------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                    PERIODIC AUCTION RESET BONDS
--------------------------------------------------------------------------------
Balance as of March 31, 2011                                             $ 7,050
Purchases                                                                      -
Sales                                                                     (7,254)
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss)                                                 (16,246)
Change in net unrealized appreciation/depreciation                        16,450
--------------------------------------------------------------------------------
BALANCE AS OF SEPTEMBER 30, 2011                                         $     -
--------------------------------------------------------------------------------

For the period of April 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Security deemed illiquid by the USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2011, was $10,937,000, which represented 0.5% of the Fund's net assets.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2011.

================================================================================

34  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    (e) At September 30, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (f) At September 30, 2011, the aggregate market value of securities purchased on a when-issued basis was $14,349,000.

    (g) Security was fair valued at September 30, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,946,790)              $2,004,002
   Cash                                                                                 53
   Receivables:
      Capital shares sold                                                            3,957
      Interest                                                                      18,828
      Securities sold                                                               11,005
                                                                                ----------
         Total assets                                                            2,037,845
                                                                                ----------
LIABILITIES
   Payables:
      Securities purchased                                                          25,340
      Capital shares redeemed                                                        2,524
      Dividends on capital shares                                                      622
   Accrued management fees                                                             538
   Accrued transfer agent's fees                                                        23
   Other accrued expenses and payables                                                  71
                                                                                ----------
         Total liabilities                                                          29,118
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,008,727
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $1,971,402
   Overdistribution of net investment income                                            (1)
   Accumulated net realized loss on investments                                    (19,886)
   Net unrealized appreciation of investments                                       57,212
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,008,727
                                                                                ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,003,372/185,770 shares outstanding)         $    10.78
                                                                                ==========
      Adviser Shares (net assets of $5,355/497 shares outstanding)              $    10.78
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 30,786
                                                                        --------
EXPENSES
   Management fees                                                         3,170
   Administration and servicing fees:
      Fund Shares                                                          1,443
      Adviser Shares                                                           4
   Transfer agent's fees:
      Fund Shares                                                            405
   Distribution and service fees (Note 6E):
      Adviser Shares                                                           6
   Custody and accounting fees:
      Fund Shares                                                            114
   Postage:
      Fund Shares                                                             22
   Shareholder reporting fees:
      Fund Shares                                                             17
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             36
      Adviser Shares                                                          26
   Professional fees                                                          52
   Other                                                                      21
                                                                        --------
         Total expenses                                                    5,323
   Expenses reimbursed:
      Adviser Shares                                                         (25)
                                                                        --------
         Net expenses                                                      5,298
                                                                        --------
NET INVESTMENT INCOME                                                     25,488
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                     (15,791)
   Change in net unrealized appreciation/depreciation                     47,295
                                                                        --------
         Net realized and unrealized gain                                 31,504
                                                                        --------
   Increase in net assets resulting from operations                     $ 56,992
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2011 (unaudited), and year ended March 31, 2011

---------------------------------------------------------------------------------------
                                                           9/30/2011          3/31/2011
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                  $   25,488         $   49,430
   Net realized loss on investments                          (15,791)              (646)
   Change in net unrealized appreciation/depreciation of
      investments                                             47,295             (2,032)
                                                          -----------------------------
      Increase in net assets resulting from operations        56,992             46,752
                                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                            (25,273)           (49,206)
      Adviser Shares*                                            (60)               (74)
                                                          -----------------------------
         Total distributions of net investment income        (25,333)           (49,280)
                                                          -----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                               111,496            110,060
   Adviser Shares*                                               332              5,010
                                                          -----------------------------
         Total net increase in net assets from capital
            share transactions                               111,828            115,070
                                                          -----------------------------
   Net increase in net assets                                143,487            112,542

NET ASSETS
   Beginning of period                                     1,865,240          1,752,698
                                                          -----------------------------
   End of period                                          $2,008,727         $1,865,240
                                                          =============================
Overdistribution of net investment income:
   End of period                                          $       (1)        $     (156)
                                                          =============================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Short-Term Fund Shares (Fund Shares) and Tax Exempt Short-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing

================================================================================

40  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

         services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $14,399,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these

================================================================================

42  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2011, the Fund paid CAPCO facility fees of $3,000, which represents 3.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2012, in accordance with applicable tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2011, the Fund had capital loss carryovers of $3,510,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2013 and 2016, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

          CAPITAL LOSS CARRYOVERS
----------------------------------------------
   EXPIRES                           BALANCE
-------------                      ----------
   2013                            $  823,000
   2014                               265,000
   2015                             2,326,000
   2016                                96,000
                                   ----------
                       Total       $3,510,000
                                   ==========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

44  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2011, were $84,717,000 and $119,347,000, respectively.

As of September 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2011, were $58,928,000 and $1,716,000, respectively, resulting in net unrealized appreciation of $57,212,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                     SEPTEMBER 30, 2011          MARCH 31, 2011
----------------------------------------------------------------------------------
                                    SHARES       AMOUNT        SHARES      AMOUNT
                                    ----------------------------------------------
FUND SHARES:
Shares sold                          35,527     $ 381,210      66,927    $ 713,416
Shares issued from reinvested
   dividends                          2,002        21,482       3,893       41,531
Shares redeemed                     (27,149)     (291,196)    (60,542)    (644,887)
                                    ----------------------------------------------
Net increase from capital
   share transactions                10,380     $ 111,496      10,278    $ 110,060
                                    ==============================================
ADVISER SHARES
   (INITIATED ON AUGUST 1, 2010):
Shares sold                              31     $     332         466    $   5,010
Shares issued from reinvested
   dividends                              -*            1           -            -
Shares redeemed                          (-)*          (1)          -            -
                                    ----------------------------------------------
Net increase from capital
   share transactions                    31     $     332         466    $   5,010
                                    ==============================================

* Represents less than 500 shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Municipal Debt Funds Index over the performance period. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010.

    The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
----------------------------------------------------------------------------
+/- 0.20% to 0.50%                +/- 0.04%
+/- 0.51% to 1.00%                +/- 0.05%
+/- 1.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

46  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $3,170,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $469,000 and less than $500, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2011, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,443,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2011, the Fund reimbursed the Manager $28,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2012, to limit the annual expenses of the Adviser Shares to 0.80% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    through August 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2011, the Adviser Shares incurred reimbursable expenses of $25,000, of which less than $500 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September
    30, 2011, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $405,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2011, USAA and its affiliates owned 465,000 shares, which represent 94% of the Adviser Shares and 0.2% of the Fund.

================================================================================

48  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                             ---------------------------------------------------------------------------------------
                                   2011             2011          2010             2009          2008           2007
                             ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    10.61       $    10.62    $    10.38       $    10.59    $    10.60     $    10.59
                             ---------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             .14              .29           .32              .45           .41            .39
  Net realized and
    unrealized gain (loss)          .17             (.01)          .24             (.20)         (.01)           .01
                             ---------------------------------------------------------------------------------------
Total from investment
  operations                        .31              .28           .56              .25           .40            .40
                             ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.14)            (.29)         (.32)            (.46)         (.41)          (.39)
                             ---------------------------------------------------------------------------------------
Net asset value at end
  of period                  $    10.78       $    10.61    $    10.62       $    10.38    $    10.59     $    10.60
                             =======================================================================================
Total return (%)*                  2.94             2.62          5.46(a)          2.38          3.84           3.79
Net assets at end
  of period (000)            $2,003,372       $1,860,300    $1,752,698       $1,211,460    $1,020,505     $1,066,679
Ratios to average
  net assets:**
  Expenses (%)(b)                   .55(c)           .54           .55(a)           .56           .55            .55
  Net investment income (%)        2.64(c)          2.69          3.01             4.36          3.86           3.64
Portfolio turnover (%)                6               10            16               24            26             35

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 **  For the six-month period ended September 30, 2011, average net assets were $1,925,295,000.
(a)  For the year ended March 31, 2010, SAS reimbursed the Fund Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
     total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than
     0.01%. This decrease is excluded from the expense ratios above.
(b)  Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
     The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)        (.00%)(+)     (.00%)(+)        (.00%)(+)     (.01%)         (.00%)(+)
     (+) Represents less than 0.01% of average net assets.
(c)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                  PERIOD ENDED          PERIOD ENDED
                                                  SEPTEMBER 30,           MARCH 31
                                                      2011                 2011***
                                                  ----------------------------------
Net asset value at beginning of period              $10.61                 $10.71
                                                    -----------------------------
Income from investment operations:
 Net investment income                                 .13                    .17
 Net realized and unrealized gain (loss)               .17                   (.10)
                                                    -----------------------------
Total from investment operations                       .30                    .07
                                                    -----------------------------
Less distributions from:
 Net investment income                                (.13)                  (.17)
                                                    -----------------------------
Net asset value at end of period                    $10.78                 $10.61
                                                    =============================
Total return (%)*                                     2.81                    .69
Net assets at end of period (000)                   $5,355                 $4,940
Ratios to average net assets:**
 Expenses (%)(a),(b)                                   .80                    .80
 Expenses, excluding reimbursements (%)(a),(b)        1.79                   1.53
 Net investment income (%)(b)                         2.39                   2.47
Portfolio turnover (%)                                   6                     10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2011, average net assets were $5,057,000.
***  Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2011, through September 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or

================================================================================

52  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                          EXPENSES PAID
                                           BEGINNING                ENDING                DURING PERIOD*
                                         ACCOUNT VALUE           ACCOUNT VALUE            APRIL 1, 2011 -
                                         APRIL 1, 2011         SEPTEMBER 30, 2011       SEPTEMBER 30, 2011
                                        ------------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00               $1,029.40                  $2.79

Hypothetical
 (5% return before expenses)                 1,000.00                1,022.25                   2.78

ADVISER SHARES
Actual                                       1,000.00                1,028.10                   4.06

Hypothetical
 (5% return before expenses)                 1,000.00                1,021.00                   4.04

* Expenses are equal to the annualized expense ratio of 0.55% for Fund Shares and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.94% for Fund Shares and 2.81% for Adviser Shares for the period of April 1, 2011, through September 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

ADVISORY AGREEMENT

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

================================================================================

54  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was equal to the median of its expense group and the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager.

================================================================================

56  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the same periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

58  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments"
AT USAA.COM

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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                   WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================

   39592-1111                                (C)2011, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/28/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.